Gain on Acquisitions, Disposals and Others (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Gain on business acquisition	$ (4)	$ 0
Gain on disposal of assets	$ (67)	$ (8)